Note 54 - Remuneration And Other Benefits Received ByThe Board Of Directors And Members Of The Bank's Senior Management - Pension Commitmets (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
CEO Member
Pension Commitments Key management Line Items
Annual Contribution Commitment	€ 1,853
Annual Expense Commitment	288
Provision Fund Commitment	17,503
CEO Member | Retirement Coverage [Member]
Pension Commitments Key management Line Items
Annual Contribution Commitment	€ 1,642
Percentage of Annual Expense Commitments	15%
Defined benefit plan expense benefit commitments	€ 246
CEO Member | Death and Disability [Member]
Pension Commitments Key management Line Items
Annual Contribution Commitment	211
Head Of Global Economics Regulation & Public Affairs (Head of GERPA)
Pension Commitments Key management Line Items
Annual Contribution Commitment	393
Annual Expense Commitment	46
Provision Fund Commitment	842
Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | Retirement Coverage [Member]
Pension Commitments Key management Line Items
Annual Contribution Commitment	€ 250
Percentage of Annual Expense Commitments	15%
Defined benefit plan expense benefit commitments	€ 38
Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | Death and Disability [Member]
Pension Commitments Key management Line Items
Annual Contribution Commitment	143
Senior Management [Member]
Pension Commitments Key management Line Items
Annual Contribution Commitment	5,630
Annual Expense Commitment	589
Provision Fund Commitment	55,689
Senior Management [Member] | Retirement Coverage [Member]
Pension Commitments Key management Line Items
Annual Contribution Commitment	4,910
Defined benefit plan expense benefit commitments	585
Senior Management [Member] | Death and Disability [Member]
Pension Commitments Key management Line Items
Annual Contribution Commitment	€ 720